Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2016	2015
	(In thousands)
Buildings	$76,152	$76,152
Computer equipment	170,252	227,079
Software	350,195	309,583
Equipment and furniture	71,182	78,201
Leasehold improvements	164,090	178,228

	831,871	869,243
Less: accumulated depreciation and amortization	(602,433)	(613,796)
Assets under construction	15,747	9,886
Land	16,769	16,769

Total	$261,954	$282,102

Schedule of Change in Goodwill

The following table presents the change in goodwill during 2016 and 2015 (in thousands):

	Balance at January 1, 2016	Additions		Other		Balance at December 31, 2016	Balance at January 1, 2015	Additions		Other		Balance at December 31, 2015
Goodwill	$1,585,621	$897	(1)	$(625	) (2)	$1,585,893	$1,519,436	$66,925	(3)	$(740	) (4)	$1,585,621

(1)	Amount relates to preliminary purchase price allocation of goodwill associated with the 2016 business combination. See Note 3 for more information regarding the Company’s acquisitions.
(2)	Amount relates to goodwill associated with the sale of the Company’s CloudPlatform and CloudPortal Business Manager products and to adjustments to the preliminary purchase price allocation associated with 2015 acquisitions. See Note 3 for more information regarding the Company’s acquisitions and divestitures.
(3)	Amount primarily relates to 2015 acquisitions. See Note 3 for more information regarding the Company’s acquisitions.
(4)	Amount primarily relates to adjustments to purchase price allocations for certain acquisitions.

Schedule of Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Weighted- Average Life (Years)
Product related intangible assets	$647,594	$520,746	6.12
Other	223,692	176,859	6.54

Total	$871,286	$697,605	6.23

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Weighted- Average Life (Years)
Product related intangible assets	$518,499	$428,832	5.58
Other	337,979	217,309	5.37

Total	$856,478	$646,141	5.64

Schedule of Estimated Future Amortization Expense

Estimated future amortization expense of intangible assets with finite lives as of December 31, 2016 is as follows (in thousands):

Year ending December 31,
2017	$53,848
2018	48,455
2019	27,829
2020	14,061
2021	7,923
Thereafter	21,565

Total	$173,681